Employee benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefits
Schedule employee benefits

	2022	2021	2020
Wages and salaries	23,370	17,882	15,081
Social security costs	3,098	2,332	1,847
	26,468	20,214	16,928